Financial Instruments and Risk Management - Disclosure of Financial Instruments by type of Interest Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2018
Disclosure Of Risk Management Strategy Related To Hedge Accounting Line Items
Cash	$ 11,046	$ 2,958
Restricted Deposits	11,541	14,298	$ 10,000
Interest rate risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting Line Items
Cash	11,046	2,958
Restricted Deposits	81	555
Promissory note	$ 10,033	$ 17,695